SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation of the financial statements:
a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company’s financial statements have been prepared on a cost basis, except for certain financial instruments presented at fair value through profit or loss and certain employee benefit liabilities, net.

The Company has elected to present the profit or loss items using the function of expense method.

Functional currency, presentation currency and foreign currency:
c.	Functional currency, presentation currency and foreign currency:
1.Functional currency and presentation currency:

The consolidated financial statements are presented in U.S. dollar (“USD”), which is the Company’s functional currency. For each subsidiary, the Group determines the functional currency and items included in the financial statements of each subsidiary are measured using that functional currency. The functional currency of all the Group’s subsidiaries is the USD.

2.Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at each reporting date into the functional currency at the exchange rate at that date. Non-monetary assets and liabilities denominated in foreign currency are translated using exchange rates at the date of the transaction. Exchange rate differences are recognized in profit or loss.

Cash equivalents:

NOTE 2: — SIGNIFICANT ACCOUNTING POLICIES (continued)

d.	Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of investment or with a maturity of more than three months, but which are redeemable on demand without penalty and which form part of Freightos’ cash management. The balance of cash equivalents also includes certain cash amounts held in accounts with third party payment service providers which are already earned and available for disbursement by the Company.

User funds and User accounts:
e.	User funds and User accounts:

In 2021 the Company entered into arrangements with third party payment service providers to hold funds on behalf of buyers and sellers (“users”) on its Freightos.com and WebCargo eBooking platforms (See Note 2j).

User funds consist of buyers’ prepayments, including the Company’s transaction and service fees that would be earned when an order is completed, credits issued upon cancellations and seller fees that have not yet been withdrawn. User accounts represent the corresponding liability to the users.

The Company does not have ownership over the funds and does not have the right to direct the funds to be used at will or for its own benefit other than those funds related to transaction and service fees owed to the Company after control has been obtained by the customers.

Property and equipment:
f.	Property and equipment:

Property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and excluding day-to-day servicing expenses, if any.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Computers and hardware	15 – 33
Office furniture and equipment	6 – 20
Leasehold improvements	See below

Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including reasonably certain options periods) and the estimated useful life of the improvements.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal.

Business combinations and goodwill:
g.	Business combinations and goodwill:

Business combinations are accounted for by applying the acquisition method. The cost of the acquisition is measured at the fair value of the consideration transferred on the acquisition date.

Direct acquisition costs are carried to the statement of profit or loss as incurred.

Intangible assets:
l.	Intangible assets:

Intangible assets acquired separately are measured on initial recognition at cost. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

Intangible assets with finite lives are amortized on a straight-line basis over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each year end.

Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of profit or loss in the expense category that is consistent with the function of the intangible assets.

Research and development expenditures:

Research expenditures are recognized in profit or loss when incurred.

Costs incurred in an internal development project are recognized as an intangible asset only if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the ability to measure reliably the expenditures attributable to the intangible asset during its development.

Financial instruments:

n.Financial instruments:

1.Financial assets:

Financial assets are measured upon initial recognition at fair value plus transaction costs that are directly attributable to the acquisition of the financial assets, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

The Company classifies and measures debt instruments in the financial statements based on the following criteria:

—The Company’s business model for managing financial assets; and

—	The contractual cash flow terms of the financial asset.

Fair value measurement:

o.Fair value measurement:

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1 —  quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 —  inputs other than quoted prices included within Level 1 that are observable directly or indirectly.

Provisions:

p.Provisions:

A provision in accordance with IAS 37 is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is expected to require the use of economic resources to settle the obligation and a reliable estimate can be made of it. As of December 31, 2021 and 2020 the Company did not recognize any provisions on its consolidated statements of financial position.

Loss per share:	q.Loss per share: Loss per share is calculated by dividing the loss attributable to the Company’s shareholders by the weighted number of Ordinary shares outstanding during the period.
Share-based payment transactions:

r.Share-based payment transactions:

From time to time, the Company grants to its employees and service providers remuneration in the form of equity-settled share-based instruments, mainly options to purchase Ordinary shares. In addition, the Company settled certain transactions, such as in an acquisition of a certain technology asset, by transferring Ordinary or Preferred shares.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

With respect to other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments. In cases where the fair value of the goods or services received as consideration of equity instruments cannot be measured, they are measured by reference to the fair value of the equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period which the performance or service conditions are to be satisfied, ending on the date on which the relevant employees become fully entitled to the award (“the vesting period”).

No expense is recognized for awards that do not ultimately vest.